ACQUISITIONS	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS	ACQUISITIONS
RideNow Transaction
On the RideNow Closing Date, RumbleOn completed its business combination with RideNow (“RideNow Transaction”). Pursuant to the Plan of Merger and Equity Purchase Agreement, as amended (the “RideNow Agreement”), on the RideNow Closing Date, there were both mergers and transfers of ownership interests comprising in aggregate the RideNow Transaction. For the mergers, five newly-created RumbleOn subsidiaries were merged with and into five RideNow entities (“Merged RideNow Entities”) with the Merged RideNow Entities continuing as the surviving corporations and with the Company obtaining ownership of these entities through these mergers and the transfers noted below. Merged RideNow Entities owned powersports retail locations approximately 30% of RideNow retail location. For the transfers of ownership interest, the Company acquired all the outstanding equity interests of 21 entities comprising the remaining 70% of the RideNow’s retail locations (“Acquired RideNow Entities”, and together with the Merged RideNow Entities, the “RideNow Entities”). As a result of the RideNow Transaction, the Company obtained 100% of the voting equity interests of the RideNow Entities.
On the RideNow Closing Date, RideNow equity holders received cash consideration of $400,400 and 5,833,333 shares of RumbleOn’s Class B Common Stock, valued at $200,958 based on the close price of the Company’s Class B Common Stock on the Closing Date. Additionally at closing, the Company paid $1,793 to satisfy certain transaction expenses incurred by RideNow and effectively settled a $1,734 payable from RideNow to RumbleOn arising from vehicle sales from RumbleOn to RideNow in the ordinary course of business prior to the RideNow Closing Date. The Company also recorded a payable for amounts owed to RideNow equity holders. Cash paid, acquiree transaction expenses paid at closing, and elimination of the preexisting payable from RumbleOn all approximate their fair value due to short-term nature of these items.
The cash consideration for the RideNow Transaction was funded from (i) the Company’s underwritten public offering of 5,053,029 shares of Class B common stock, which resulted in net proceeds of approximately $154,443 (the “August 2021 Offering”), and (ii) net proceeds of approximately $261,000 pursuant to the Oaktree Credit Facility entered into on the RideNow Closing Date (as further described in Note 10 - Notes Payable and Lines of Credit. The remaining funds received from these financing transactions were used for working capital purposes.
The following table summarizes the final components of consideration transferred by the Company for the RideNow Transaction:

Cash	$400,400
Class B Common Stock	200,958
Acquiree transaction expenses paid by the Company at closing	1,793
Elimination of preexisting payable from RideNow to RumbleOn	1,734
Total purchase price consideration	$604,885
RideNow Estimated Fair Value of Assets and Liabilities Assumed
All of RideNow’s acquired assets and liabilities, including goodwill recognized as a result of the RideNow Transaction, have been included in the Company’s Powersports reporting segment, as the RideNow business is entirely within the Company’s Powersports segment.
The Company finalized its valuation of assets acquired, including intangible assets, and has recorded appropriate adjustments to the purchase price allocation during the measurement period. The preparation of the valuation required the use of significant assumptions and estimates. Critical estimates included, but were not limited to, future expected cash flows, including projected revenues and expenses, and the applicable discount rates. These estimates were based on assumptions that the Company believes to be reasonable. However, actual results may differ from these estimates.
The Company uses the income approach to determine the fair value of certain identifiable intangible assets including franchise rights. This approach determines fair value by estimating after-tax cash flows attributable to these assets over their respective useful lives and then discounting these after-tax cash flows back to a present value. The Company bases its assumptions on estimates of future cash flows, expected growth rates, retention factors, etc. Discount rates used to arrive at a present value as of the date of acquisition are based on the time value of money and certain industry-specific risk factors. The Company believes the estimated purchased franchise rights and non-compete agreements amounts so determined represent the fair value at the date of acquisition, and do not exceed the amount a third-party would pay for such assets.
The following amounts represent the final determination of the fair value of the identifiable assets acquired and liabilities assumed as a result of the RideNow Transaction.

Assets acquired:
Cash	$34,436
Contracts in transit	10,878
Accounts receivable	10,142
Inventory	127,080
Prepaid expenses	1,785
Right-of-use assets	22,912
Right-of-use assets - related parties	124,243
Property & equipment	18,707
Franchise rights	296,542
Other intangible assets, net	21,558
Other assets	92
Total assets acquired	668,375

Liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	39,883
Notes payable - floor plan	47,161
Lease liabilities	22,912
Lease liabilities - related parties	106,966
Notes payable	4,382
Notes payable - related parties	2,167
Deferred tax liabilities	41,484
Other long-term liabilities	6,210
Total liabilities assumed	271,165

Total net assets acquired	397,210

Goodwill	207,675

Total consideration	$604,885
The Company assumed two promissory notes liabilities with aggregate principal and accrued interest of $2,821 as of the RideNow Closing Date due to entities controlled by former directors and executive officers of the Company. Amounts due under these notes have been paid in full as of December 31, 2022.
The Company expects it will be able to amortize, for tax purposes, $130,385 of goodwill.
Freedom Transaction
On November 8, 2021, RumbleOn entered into a Membership Interest Purchase Agreement to acquire 100% of the equity interests of the Freedom Entities, and completed the acquisition (the “Freedom Transaction”) on the Freedom Closing Date. The Freedom Entities own and operate powersports retail dealerships, including associated real estate, involving sales, financing, and parts and service of new and used motorcycles, ATVs, UTVs, scooters, side-by-sides, sport bikes, cruisers, watercraft, and other powersports vehicles.
We accounted for the Freedom Transaction as a business combination under ASC 805, Business Combinations. Under the terms of the Membership Interest Purchase Agreement, all outstanding equity interests of the Freedom Entities were acquired for total provisional consideration of $97,237, consisting of $70,569 paid in cash, including certain transaction expenses paid on behalf of the Freedom Entities' equity holders, and issuance of 1,048,718 shares of Class B common stock with a value of $26,511 on the Freedom Closing Date. On June 22, 2022, 2,446 shares of Class B common stock held in escrow were cancelled as part of the final purchase price adjustment.
The following table summarizes the provisional consideration transferred by the Company for the Freedom Transaction:

Cash	$70,569
Class B common stock	26,511
Acquiree transaction expenses paid by the Company at closing	157
Total provisional purchase price consideration	$97,237
The table below represents, as of December 31, 2022, the provisional determination of the fair value of the identifiable assets acquired and liabilities assumed from the Freedom Entities, and as such, it remains subject to finalization. The Company finalized the purchase price allocation on February 18, 2023. All acquired assets and liabilities, including provisional goodwill, recognized as a result of the Freedom Transaction have been included in the Company’s Powersports reporting segment.

Estimated fair value of assets:
Cash	$6,381
Contracts in transit	1,170
Accounts receivable	1,089
Inventory	24,809
Prepaid expenses	214
Property & equipment	50,228
Right-of-use assets	2,876
Other intangible assets	2,167
Franchise rights	39,661
Other assets	287
Total assets acquired	$128,882
Estimated fair value of liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	$5,407
Notes payable - floor plan	18,337
Lease liabilities	2,002
Deferred revenues	3,495
Mortgage notes	26,809
Notes payable	4,693
Total liabilities assumed	60,743
Total net assets acquired	68,139
Goodwill	29,098
Total provisional purchase price consideration	$97,237
The Company assumed notes payable and mortgage notes liabilities of $31,502 on the Freedom Closing Date. The outstanding balance of these liabilities were repaid in the first quarter of 2022 and are reflected as cash outflows from financing activities in the Consolidated Statements of Cash Flows. The Company funded the cash portion of the Freedom Transaction, transaction expenses, notes payable, and mortgage note repayments through an $84,500 draw on the Oaktree Credit Agreement (as defined below) and use of approximately $12,013 of available cash resources.
The Company expects it will be able to amortize, for tax purposes, $30,018 of goodwill.
The results of operations of the Freedom Entities from the Freedom Closing Date forward are included in the accompanying Consolidated Financial Statements and include revenues of $203,994 and pre-tax earnings of $23,016 for the year ended December 31, 2022. Acquisition related costs of $1,263 were incurred for the year ended December 31, 2022 and are included in selling, general and administrative expenses in the Consolidated Statement of Operations.
Supplemental pro forma information (Unaudited)
The following unaudited pro forma financial information presents consolidated information of the Company as if the RideNow Transaction and Freedom Transaction were completed at December 31, 2020.

	December 31,
	2022	2021
Pro forma revenue from continuing operations	$1,482,648	$1,339,412
Pro forma net income (loss) from continuing operations	$(233,348)	$50,425
Net income (loss) per share-basic from continuing operations	$(14.59)	$3.15
Weighted average number of shares-basic	15,994,713	15,994,713
Net income (loss) per share-fully diluted from continuing operations	$(14.59)	$3.15
Weighted average number of shares-fully diluted	15,994,713	15,994,713